FI - Qualitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 70	SFr 0	SFr 0
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	410	254	100
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,737	4,615	6,417
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 538	SFr 578	1,202
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(2)	(7)
Funding spread (in bp)	237	218
Correlation (in %)	20.00%	17.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		5.00%
Prepayment rate (in %)	1.00%	0.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	66	53
Funding spread (in bp)	237	218
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		10.00%
Prepayment rate (in %)	32.00%	36.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	33	25
Funding spread (in bp)	237	218
Correlation (in %)	57.00%	75.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		8.00%
Prepayment rate (in %)	9.00%	9.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 150	SFr 329	560
Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 65
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	22.00%	24.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	32.00%	36.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	49.00%	54.00%
Prepayment rate (in %)	27.00%	30.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 69
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 851	SFr 1,757	2,760
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		51
Correlation (in %)	43.00%	17.00%
Credit spread (in bp)	0	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	20.00%	8.00%
Discount rate (in %)	2.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	15.00%	15.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	85.00%	95.00%
Credit spread (in bp)	1,635	1,687
Prepayment rate (in %)	13.00%	12.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	45.00%	50.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	63.00%	80.00%
Credit spread (in bp)	163	275
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	35.00%	27.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	70.00%	64.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,181	SFr 1,347	1,466
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Volatility (in %)	2.00%	2.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Volatility (in %)	180.00%	253.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	59.00%
Correlation (in %)	23.00%	17.00%
Volatility (in %)	28.00%	26.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 516	SFr 72	95
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	13,415	14,123	14,608
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,434	SFr 9,924	10,267
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,008
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Credit spread (in bp)		153
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)
Volatility (in %)	0.00%	2.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Credit spread (in bp)		182
Gap risk (in %)	2.00%	3.00%
Mean reversion (in %)	(1.00%)
Volatility (in %)	180.00%	253.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	59.00%
Correlation (in %)	23.00%	17.00%
Credit spread (in bp)		177
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)
Volatility (in %)	23.00%	28.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 286
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	452
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	89
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 17	SFr 3,197	2,952
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 3,183
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)		101.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)		97.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 14
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)		87.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)		9.00%
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,684	SFr 2,491	3,363
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	219	454	616
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 39	SFr 68
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		571
Discount rate (in %)	11.00%	7.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		1,687
Discount rate (in %)	29.00%	23.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,425
Discount rate (in %)	21.00%	15.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 163	SFr 379
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	106.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	68.00%	90.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 19,832	SFr 21,555	24,583
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	70	0	0
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	410	254	100
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,737	4,615	6,417
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 538	SFr 578	1,202
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(2)	(7)
Funding spread (in bp)	237	218
Correlation (in %)	20.00%	17.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		5.00%
Prepayment rate (in %)	1.00%	0.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	66	53
Funding spread (in bp)	237	218
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		10.00%
Prepayment rate (in %)	32.00%	36.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	33	25
Funding spread (in bp)	237	218
Correlation (in %)	57.00%	75.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)		8.00%
Prepayment rate (in %)	9.00%	9.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 150	SFr 329	560
Bank | Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 65
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	22.00%	24.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	32.00%	36.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	49.00%	54.00%
Prepayment rate (in %)	27.00%	30.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 69
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 851	SFr 1,757	2,760
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		51
Correlation (in %)	43.00%	17.00%
Credit spread (in bp)	0	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	20.00%	8.00%
Discount rate (in %)	2.00%	2.00%
Default rate (in %)	0.00%	1.00%
Loss severity (in %)	15.00%	15.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	85.00%	95.00%
Credit spread (in bp)	1,635	1,687
Prepayment rate (in %)	13.00%	12.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	45.00%	50.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	63.00%	80.00%
Credit spread (in bp)	163	275
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	35.00%	27.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	70.00%	64.00%
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,181	SFr 1,347	1,466
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Volatility (in %)	2.00%	2.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Volatility (in %)	180.00%	253.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	59.00%
Correlation (in %)	23.00%	17.00%
Volatility (in %)	28.00%	26.00%
Bank | Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 516	SFr 72	95
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	13,415	14,123	14,608
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,434	SFr 9,924	10,267
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,008
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(87.00%)
Credit spread (in bp)		153
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)
Volatility (in %)	0.00%	2.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Credit spread (in bp)		182
Gap risk (in %)	2.00%	3.00%
Mean reversion (in %)	(1.00%)
Volatility (in %)	180.00%	253.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	59.00%
Correlation (in %)	23.00%	17.00%
Credit spread (in bp)		177
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)
Volatility (in %)	23.00%	28.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 286
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	452
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	89
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 17	SFr 3,197	2,952
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 3,183
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)		101.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)		97.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 14
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)		87.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)		9.00%
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	1,679	SFr 2,483	3,358
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	219	454	616
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 39	SFr 68
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		571
Discount rate (in %)	11.00%	7.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		1,687
Discount rate (in %)	29.00%	23.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,425
Discount rate (in %)	21.00%	15.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 163	SFr 379
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	106.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	68.00%	90.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 19,827	SFr 21,547	SFr 24,578